Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Derivative Financial Instruments (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2021	May 19, 2021	Mar. 02, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes outstanding (in shares)	1
Fair value (in thousands of euros)	€ 3			€ 129
Number of warrants attached to convertible notes outstanding (in shares)	235,690
Fair value (in thousands of euros)	€ 69			€ 288
Convertible notes | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes outstanding (in shares)	1			48
Estimated conversion price (in euro per share)	€ 3.73			€ 6.75
Expected term	1 day			1 month
Fair value (in thousands of euros)	€ 3			€ 129
Convertible notes | Derivatives | Tranche six
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)			60
Estimated conversion price (in euro per share)			€ 6.94
Expected term			1 month
Fair value (in thousands of euros)			€ 160
Convertible notes | Derivatives | Tranche seven
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes (in shares)		60
Estimated conversion price (in euro per share)		€ 4.87
Expected term		1 month
Fair value (in thousands of euros)		€ 160
Warrants | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Expected term	1 year 6 months			2 years
Number of warrants attached to convertible notes outstanding (in shares)	235,690			168,350
Price of the underlying share (in euro per share)	€ 3.93			€ 7.11
Expected dividends	0.00%			0.00%
Volatility	61.13%			58.11%
Fair value (in thousands of euros)	€ 69			€ 288
Warrants | Derivatives | Tranche six
Disclosure of fair value measurement of liabilities [line items]
Expected term			1 year 10 months
Number of warrants (in shares)			33,670
Price of the underlying share (in euro per share)			€ 7.30
Expected dividends			0.00%
Volatility			58.40%
Fair value (in thousands of euros)			€ 59
Warrants | Derivatives | Tranche seven
Disclosure of fair value measurement of liabilities [line items]
Expected term		1 year 7 months
Number of warrants (in shares)		33,670
Price of the underlying share (in euro per share)		€ 5.13
Expected dividends		0.00%
Volatility		62.24%
Fair value (in thousands of euros)		€ 25